SUMMARY OF MATERIAL ACCOUNTING POLICIES - Tax credits, government assistance and deferred subsidies (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Deferred subsidies	$ 34.2	$ 0.0	$ 39.3